FAIR VALUE MEASUREMENT - Financial assets and liabilities that were measured at fair value, on a recurring basis (Details) - Recurring - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets, Fair Value Disclosure [Abstract]
Restricted cash and cash equivalents			$ 100
Total assets			100
Liabilities, Fair Value Disclosure [Abstract]
Earn Out Consideration	$ 762	$ 597	332
Level 1
Assets, Fair Value Disclosure [Abstract]
Restricted cash and cash equivalents			100
Total assets			100
Level 3
Liabilities, Fair Value Disclosure [Abstract]
Earn Out Consideration	$ 762	$ 597	$ 332